Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative Financial Instruments
Derivative Financial Instruments, Exposure (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$59,411.6	$57,766.6
Interest rate options	4,420.7	4,498.4
Interest rate forwards	1,739.2	1,990.8
Interest rate futures	810.0	1,174.5
Foreign exchange contracts:
Currency swaps	2,283.8	1,888.5
Currency forwards	56.0	54.2
Equity contracts:
Equity options	2,907.3	2,331.3
Equity futures	598.0	559.6
Credit contracts:
Credit default swaps	305.0	305.0
Other contracts:
Embedded derivatives	25,672.0	26,454.2
Total notional amounts at end of period	$98,203.6	$97,023.1

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$21.6	$42.9
Interest rate options	31.0	37.0
Interest rate forwards	1.3	4.2
Foreign exchange contracts:
Currency swaps	157.8	89.8
Currency forwards	1.0	0.7
Equity contracts:
Equity options	180.2	83.8
Credit contracts:
Credit default swaps	4.7	4.7
Total gross credit exposure	397.6	263.1
Less: collateral received	266.8	107.1
Net credit exposure	$130.8	$156.0

	December 31, 2023	December 31, 2022

	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$57,766.6	$52,249.9
Interest rate options	4,498.4	4,418.9
Interest rate forwards	1,990.8	2,527.5
Interest rate futures	1,174.5	877.5
Foreign exchange contracts:
Currency swaps	1,888.5	1,389.8
Currency forwards	54.2	32.0
Equity contracts:
Equity options	2,331.3	2,049.3
Equity futures	559.6	574.1
Credit contracts:
Credit default swaps	305.0	400.0
Other contracts:
Embedded derivatives	26,454.2	23,209.3
Total notional amounts at end of period	$97,023.1	$87,728.3

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$42.9	$64.2
Interest rate options	37.0	41.7
Interest rate forwards	4.2	0.1
Foreign exchange contracts:
Currency swaps	89.8	139.2
Currency forwards	0.7	0.9
Equity contracts:
Equity options	83.8	16.5
Credit contracts:
Credit default swaps	4.7	3.6
Total gross credit exposure	263.1	266.2
Less: collateral received	107.1	158.8
Net credit exposure	$156.0	$107.4

Derivative Financial Instruments, Fair Value Disclosures (Table)

	Derivative assets (1)		Derivative liabilities (2)
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023

	(in millions)
Derivatives designated as hedging instruments
Interest rate contracts	$2.3	$9.0	$82.0	$72.6
Foreign exchange contracts	150.1	84.6	27.7	38.9
Total derivatives designated as hedging instruments	$152.4	$93.6	$109.7	$111.5

Derivatives not designated as hedging instruments
Interest rate contracts	$46.5	$70.3	$252.9	$284.3
Foreign exchange contracts	1.0	0.7	0.5	2.3
Equity contracts	180.2	83.8	92.7	74.2
Credit contracts	4.6	4.6	0.9	1.1
Other contracts	—	—	(2,644.9)	(2,210.6)
Total derivatives not designated as hedging instruments	232.3	159.4	(2,297.9)	(1,848.7)

Total derivative instruments	$384.7	$253.0	$(2,188.2)	$(1,737.2)
(1)	The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2)	The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $230.0 million and $115.5 million as of June 30, 2024 and December 31, 2023, respectively, are reported with contractholder funds on the consolidated statements of financial position. Embedded derivatives with a net (asset) liability fair value of $(2,874.9) million and $(2,326.1) million as of June 30, 2024 and December 31, 2023, respectively, are reported with funds withheld payable on the consolidated statements of financial position.

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

	(in millions)
Derivatives designated as hedging instruments
Interest rate contracts	$9.0	$20.0	$72.6	$105.1
Foreign exchange contracts	84.6	134.6	38.9	19.3
Total derivatives designated as hedging instruments	$93.6	$154.6	$111.5	$124.4

Derivatives not designated as hedging instruments
Interest rate contracts	$70.3	$81.1	$284.3	$439.9
Foreign exchange contracts	0.7	0.9	2.3	0.3
Equity contracts	83.8	16.5	74.2	45.6
Credit contracts	4.6	3.5	1.1	2.0
Other contracts	—	—	(2,210.6)	(3,606.5)
Total derivatives not designated as hedging instruments	159.4	102.0	(1,848.7)	(3,118.7)

Total derivative instruments	$253.0	$256.6	$(1,737.2)	$(2,994.3)
(1)	The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2)	The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $115.5 million and $46.3 million as of December 31, 2023 and 2022, respectively, are reported with contractholder funds on the consolidated statements of financial position. Embedded derivatives with a net (asset) liability fair value of $(2,326.1) million and $(3,652.8) million as of December 31, 2023 and 2022, respectively, are reported with funds withheld payable on the consolidated statements of financial position.

Credit Derivatives Sold (Table)

	June 30, 2024
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
A	$40.0	$0.3	$40.0	1.0
BBB	160.0	4.1	160.0	2.6
Sovereign
A	20.0	0.2	20.0	1.0
Total credit default swap protection sold	$220.0	$4.6	$220.0	2.2

	December 31, 2023
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
A	$40.0	$0.3	$40.0	1.5
BBB	140.0	3.8	140.0	3.0
BB	20.0	0.2	20.0	3.5
Sovereign
A	20.0	0.2	20.0	1.5
Total credit default swap protection sold	$220.0	$4.5	$220.0	2.7

	December 31, 2023
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
A	$40.0	$0.3	$40.0	1.5
BBB	140.0	3.8	140.0	3.0
BB	20.0	0.2	20.0	3.5
Sovereign
A	20.0	0.2	20.0	1.5
Total credit default swap protection sold	$220.0	$4.5	$220.0	2.7

	December 31, 2022
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
A	$40.0	$0.4	$40.0	2.5
BBB	190.0	2.2	190.0	3.1
BB	20.0	(0.2)	20.0	4.5
Sovereign
A	20.0	0.2	20.0	2.5
Total credit default swap protection sold	$270.0	$2.6	$270.0	3.1

Fair Value Hedges (Table)

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			increase/(decrease) included in the
of financial position in which the	Carrying amount of hedged item		carrying amount of the hedged item
hedged item is included	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023

	(in millions)
Fixed maturities, available-for-sale (1):
Active hedging relationships	$3,328.1	$3,510.1	$(105.8)	$(87.0)
Discontinued hedging relationships	340.3	304.7	(6.1)	(5.2)
Total fixed maturities, available-for-sale in active or discontinued hedging relationships	$3,668.4	$3,814.8	$(111.9)	$(92.2)

Investment contracts:
Active hedging relationships	$1,454.2	$300.5	$(18.0)	$0.4
Total investment contracts in active or discontinued hedging relationships	$1,454.2	$300.5	$(18.0)	$0.4
(1)	These amounts include the amortized cost basis of closed portfolios used to designate portfolio layer hedging relationships in which the hedged layer amount is expected to remain at the end of the hedging relationship. As of June 30, 2024 and December 31, 2023, the amortized cost basis of the closed portfolios used in these hedging relationships was $3,028.5 million and $3,178.5 million, respectively, the cumulative basis adjustments associated with these hedging relationships was $(74.9) million and $(62.2) million, respectively, and the amount of the designated hedged items were $1,295.0 million and $1,395.0 million, respectively.

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			increase/(decrease) included in the
of financial position in which the	Carrying amount of hedged item		carrying amount of the hedged item
hedged item is included	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

	(in millions)
Fixed maturities, available-for-sale (1):
Active hedging relationships	$3,510.1	$3,498.6	$(87.0)	$(153.4)
Discontinued hedging relationships	304.7	48.8	(5.2)	1.3
Total fixed maturities, available-for-sale in active or discontinued hedging relationships	$3,814.8	$3,547.4	$(92.2)	$(152.1)

Investment contracts:
Active hedging relationships	$300.5	$—	$0.4	$—
Total investment contracts in active or discontinued hedging relationships	$300.5	$—	$0.4	$—
(1)	These amounts include the amortized cost basis of closed portfolios used to designate portfolio layer hedging relationships in which the hedged layer amount is expected to remain at the end of the hedging relationship. As of December 31, 2023 and December 31, 2022, the amortized cost basis of the closed portfolios used in these hedging relationships was $3,178.5 million and $3,256.9 million, respectively, the cumulative basis adjustments associated with these hedging relationships was $(62.2) million and $(102.4) million, respectively, and the amount of the designated hedged items were $1,395.0 million and $1,110.0 million, respectively.

Cash Flow Hedges (Table)

		Amount of gain (loss) recognized
		in AOCI on derivatives for the
Derivatives in cash flow		six months ended June 30,
hedging relationships	Related hedged item	2024	2023

		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$(10.1)	$18.5
Interest rate contracts	Investment contracts	(6.7)	(4.6)
Foreign exchange contracts	Fixed maturities, available-for-sale	70.6	(16.8)
Total		$53.8	$(2.9)

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2023	2022	2021

		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$30.4	$(102.1)	$—
Interest rate contracts	Investment contracts	(11.0)	15.9	4.1
Foreign exchange contracts	Fixed maturities, available-for-sale	(64.0)	84.2	53.4
Total		$(44.6)	$(2.0)	$57.5

Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations (Table)

	For the six months ended June 30, 2024
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts

	(in millions)
Total amounts of consolidated statement of operations line items in which the effects of fair value and cash flow hedges are reported	$1,731.7	$(71.1)	$3,760.8

Gains (losses) on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(16.2)	$—	$(18.3)
Gain recognized on derivatives	15.1	—	18.6
Amortization of hedged item basis adjustments	1.0	—	—
Amounts related to periodic settlements on derivatives	32.2	—	(10.1)

Foreign exchange contracts:
Loss recognized on hedged item	—	(5.7)	—
Gain recognized on derivatives	—	5.4	—
Amounts related to periodic settlements on derivatives	1.5	—	—
Total gain (loss) recognized for fair value hedging relationships	$33.6	$(0.3)	$(9.8)

Gains on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$1.8	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted transaction is no longer probable of occurring	—	0.1	—
Amounts related to periodic settlements on derivatives	—	—	7.6

Foreign exchange contracts:
Amounts related to periodic settlements on derivatives	12.3	—	—
Total gain recognized for cash flow hedging relationships	$14.1	$0.1	$7.5

	For the six months ended June 30, 2023
		Net realized	Benefits,
	Net investment	Capital gains	claims and
	income related	(losses)	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts

	(in millions)
Total amounts of consolidated statement of operations line items in which the effects of fair value and cash flow hedges are reported	$1,586.0	$(188.8)	$3,348.4

Gains (losses) on fair value hedging relationships:
Interest rate contracts:
Gain (loss) recognized on hedged item	$3.5	$—	$(2.6)
Gain (loss) recognized on derivatives	(2.0)	—	2.5
Amortization of hedged item basis adjustments	(0.1)	—	—
Amounts related to periodic settlements on derivatives	27.5	—	(0.1)

Foreign exchange contracts:
Gain recognized on hedged item	—	0.6	—
Loss recognized on derivatives	—	(0.6)	—
Total gain (loss) recognized for fair value hedging relationships	$28.9	$—	$(0.2)

Gains on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$2.1	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted transaction is no longer probable of occurring	—	1.7	—
Amounts related to periodic settlements on derivatives	—	—	6.6

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	1.2	—
Amounts related to periodic settlements on derivatives	10.6	—	—
Total gain recognized for cash flow hedging relationships	$12.7	$2.9	$6.5

	For the year ended December 31, 2023
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts

	(in millions)
Total amounts of consolidated statement of operations line items in which the effects of fair value and cash flow hedges are reported	$3,285.5	$(154.7)	$7,226.2

Gains (losses) on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$45.3	$—	$0.4
Loss recognized on derivatives	(43.9)	—	(2.1)
Amortization of hedged item basis adjustments	(0.2)	—	—
Amounts related to periodic settlements on derivatives	60.5	—	(2.6)

Foreign exchange contracts:
Gain recognized on hedged item	—	3.7	—
Loss recognized on derivatives	—	(3.7)	—
Amounts related to periodic settlements on derivatives	0.6	—	—
Total gain (loss) recognized for fair value hedging relationships	$62.3	$—	$(4.3)

Gains on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$4.1	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted transaction is no longer probable of occurring	—	1.9	—
Amounts related to periodic settlements on derivatives	—	—	14.2

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	1.5	—
Amounts related to periodic settlements on derivatives	21.4	—	—
Total gain recognized for cash flow hedging relationships	$25.5	$3.4	$14.1

	For the year ended December 31, 2022
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts

	(in millions)
Total amounts of consolidated statement of operations line items in which the effects of fair value and cash flow hedges are reported	$2,852.4	$83.3	$5,882.7

Gains on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(154.4)	$—	$—
Gain recognized on derivatives	151.6	—	—
Amortization of hedged item basis adjustments	(1.3)	—	—
Amounts related to periodic settlements on derivatives	5.2	—	—
Total gain recognized for fair value hedging relationships	$1.1	$—	$—

Gains on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$9.0	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted transaction is no longer probable of occurring	—	18.5	—
Amounts related to periodic settlements on derivatives	—	—	3.7

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	0.6	—
Amounts related to periodic settlements on derivatives	14.5	—	—
Total gain recognized for cash flow hedging relationships	$23.5	$19.1	$3.6

	For the year ended December 31, 2021
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts

	(in millions)
Total amounts of consolidated statement of operations line items in which the effects of fair value and cash flow hedges are reported	$3,633.7	$112.1	$6,617.5

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(28.7)	$—	$—
Gain recognized on derivatives	28.6	—	—
Amortization of hedged item basis adjustments	(1.8)	—	—
Amounts related to periodic settlements on derivatives	(10.0)	—	—
Total loss recognized for fair value hedging relationships	$(11.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$15.4	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted transaction is no longer probable of occurring	—	1.0	—
Amounts related to periodic settlements on derivatives	—	—	(0.4)

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.2	—
Amounts related to periodic settlements on derivatives	9.6	—	—
Total gain (loss) recognized for cash flow hedging relationships	$25.0	$10.2	$(0.5)

Derivatives Not Designated as Hedging Instruments (Table)

	Amount of gain (loss) recognized in
	net income on derivatives for the
	six months ended June 30,
Derivatives not designated as hedging instruments	2024	2023

	(in millions)
Interest rate contracts	$(67.0)	$(33.0)
Foreign exchange contracts	2.3	(1.9)
Equity contracts	(7.8)	(113.0)
Credit contracts	1.4	1.8
Other contracts (1)	434.3	(556.1)
Total	$363.2	$(702.2)
(1)	Includes the change in fair value of the funds withheld embedded derivative.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2023	2022	2021

	(in millions)
Interest rate contracts	$(46.5)	$(317.7)	$(33.8)
Foreign exchange contracts	(2.8)	1.4	(4.7)
Equity contracts	(136.6)	20.7	(81.1)
Credit contracts	4.1	0.1	0.1
Other contracts (1)	(1,395.9)	3,682.2	0.1
Total	$(1,577.7)	$3,386.7	$(119.4)
(1)	Includes the change in fair value of the funds withheld embedded derivative.